TRADE RECEIVABLES, TRADE PAYABLES and PAYABLES TO MERCHANTS	12 Months Ended
Dec. 31, 2021
TRADE RECEIVABLES, TRADE PAYABLES and PAYABLES TO MERCHANTS
TRADE RECEIVABLES, TRADE PAYABLES and PAYABLES TO MERCHANTS

NOTE 6 - TRADE RECEIVABLES, TRADE PAYABLES and PAYABLES TO MERCHANTS

Trade receivables

The receivables of the Group mostly consist of receivables from retail suppliers and corporate customers.

	2021	2020

Trade receivables	40,566	52,885
Credit card receivables(*)	159,160	76,287
Receivables from suppliers(**)	34,137	37,791
Less: Provision for impairment of receivables	(9,172)	(9,856)

	224,691	157,107
(*)

Credit card receivables are due from banks and they are collectable in 44 days on average (2020: in 39 days on average) whereas they are collected in 21 days on average (2020: generally collected in 1-7 days, around 12% out of total, are collected in 28 days) if the Company elects to pay a commission to the banks.

(**)

The Group issues rebate invoices to its suppliers and if the Group’s rebate receivables from a supplier exceeds the payables owed to that specific supplier at the reporting date, the net receivable from that specific supplier is classified in trade receivables.

As of 31 December 2021, the Group does not have any overdue receivables except those receivables that are provided for (2020: None).

The movements in provision for impairment of receivables for the years ended 31 December 2021 and 2020 are as follows:

	2021	2020

1 January	9,856	6,513
Additions during the year	3,293	3,375
Collections	(3,977)	(32)

31 December	9,172	9,856

Trade payables and payables to merchants

	2021	2020

Payables to retail suppliers and service providers	2,978,353	1,418,912
Payables to merchants (*)	1,083,796	605,637

	4,062,149	2,024,549
(*)	Payables to merchants relate to amounts received by the Group for the products delivered by merchants to the customers, net of commissions, service charges and delivery costs.

As of 31 December 2021, supplier and merchant financing payables, included in payables to retail suppliers and service providers, amounts to TRY123,240 thousand (2020: TRY41,475 thousand).

The Group’s average maturity of its outstanding payables is 42 days for retail suppliers and 21 days for merchandise suppliers (2020: 53 days for retail suppliers and 21 days for merchandise suppliers).